AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.1%
Information Technology – 20.5%
Electronic Equipment, Instruments & Components – 3.7%
Allegro MicroSystems, Inc.(a)	1,813,522	$46,081,594
Littelfuse, Inc.	156,777	34,530,134
Novanta, Inc.(a) (b)	485,529	68,653,801

		149,265,529

IT Services – 4.1%
BigCommerce Holdings, Inc.(a) (b)	3,126,213	46,455,525
DigitalOcean Holdings, Inc.(a)	1,098,700	39,465,304
Flywire Corp.(a)	1,661,319	36,465,952
Shift4 Payments, Inc. - Class A(a) (b)	901,305	41,432,991

		163,819,772

Semiconductors & Semiconductor Equipment – 4.6%
Lattice Semiconductor Corp.(a)	862,505	41,840,118
MACOM Technology Solutions Holdings, Inc.(a)	1,077,385	62,348,270
Onto Innovation, Inc.(a)	534,760	35,743,358
Silicon Laboratories, Inc.(a)	368,261	42,320,554

		182,252,300

Software – 8.1%
Blackline, Inc.(a)	707,269	39,607,064
Braze, Inc. - Class A(a) (b)	1,165,608	34,513,653
Elastic NV(a)	564,990	36,131,110
Enfusion, Inc. - Class A(a)	1,148,962	16,280,792
Five9, Inc.(a)	599,520	36,127,075
Instructure Holdings, Inc.(a)	77,445	1,829,251
Manhattan Associates, Inc.(a)	431,390	52,487,221
Monday.com Ltd.(a)	331,000	35,397,140
Smartsheet, Inc. - Class A(a)	1,187,907	41,481,712
Varonis Systems, Inc.(a)	1,202,384	32,187,820

		326,042,838

		821,380,439

Health Care – 20.0%
Biotechnology – 8.6%
ADC Therapeutics SA(a) (b)	1,016,606	4,513,731
Arrowhead Pharmaceuticals, Inc.(a)	821,460	28,595,023
Ascendis Pharma A/S (ADR)(a)	168,784	19,410,160
Blueprint Medicines Corp.(a) (b)	499,779	25,908,543
Coherus Biosciences, Inc.(a)	2,063,901	17,955,939
Erasca, Inc.(a) (b)	1,399,664	11,435,255
Insmed, Inc.(a) (b)	1,453,631	25,176,889
Intellia Therapeutics, Inc.(a)	508,006	26,812,557
IVERIC bio, Inc.(a)	1,316,860	31,499,291
Karuna Therapeutics, Inc.(a)	190,920	41,876,393
Legend Biotech Corp. (ADR)(a)	441,312	21,986,164

Company	Shares	U.S. $ Value

Recursion Pharmaceuticals, Inc. - Class A(a) (b)	1,569,548	$16,558,731
Relay Therapeutics, Inc.(a)	787,428	17,496,650
Ultragenyx Pharmaceutical, Inc.(a)	404,380	16,361,215
Vir Biotechnology, Inc.(a)	832,807	18,305,098
Y-mAbs Therapeutics, Inc.(a)	398,399	1,438,220
Zentalis Pharmaceuticals, Inc.(a) (b)	763,204	19,148,788

		344,478,647

Health Care Equipment & Supplies – 6.8%
AtriCure, Inc.(a)	1,325,080	55,812,370
iRhythm Technologies, Inc.(a)	427,450	54,495,600
Lantheus Holdings, Inc.(a)	959,550	70,997,104
Silk Road Medical, Inc.(a) (b)	1,012,773	44,643,034
Treace Medical Concepts, Inc.(a)	1,969,206	48,206,163

		274,154,271

Health Care Providers & Services – 2.8%
Inari Medical, Inc.(a)	711,542	54,738,926
R1 RCM, Inc.(a)	3,234,289	57,117,544

		111,856,470

Life Sciences Tools & Services – 1.0%
Repligen Corp.(a)	223,645	40,812,976

Pharmaceuticals – 0.8%
Intra-Cellular Therapies, Inc.(a)	721,720	32,960,952

		804,263,316

Industrials – 16.5%
Aerospace & Defense – 3.9%
Axon Enterprise, Inc.(a)	369,791	53,782,403
Curtiss-Wright Corp.	336,150	56,416,054
Hexcel Corp.	861,210	47,969,397

		158,167,854

Building Products – 0.9%
Armstrong World Industries, Inc.	459,987	34,761,218

Commercial Services & Supplies – 1.4%
Tetra Tech, Inc.	404,103	57,091,672

Machinery – 3.6%
ITT, Inc.	698,706	53,374,152
John Bean Technologies Corp.	435,221	39,692,155
Middleby Corp. (The)(a)	375,384	52,501,206

		145,567,513

Professional Services – 2.5%
FTI Consulting, Inc.(a)	230,290	35,840,033
Insperity, Inc.	550,369	64,954,549

		100,794,582

Company	Shares	U.S. $ Value

Road & Rail – 1.5%
Saia, Inc.(a) (b)	305,244	$60,700,822

Trading Companies & Distributors – 2.7%
Herc Holdings, Inc.	540,340	63,549,388
SiteOne Landscape Supply, Inc.(a)	372,374	43,146,975

		106,696,363

		663,780,024

Consumer Discretionary – 14.7%
Auto Components – 1.3%
Fox Factory Holding Corp.(a)	619,001	54,379,238

Diversified Consumer Services – 0.6%
European Wax Center, Inc. - Class A(b)	1,649,716	23,722,916

Hotels, Restaurants & Leisure – 5.8%
Hilton Grand Vacations, Inc.(a)	1,749,248	68,640,492
Life Time Group Holdings, Inc.(a) (b)	2,915,944	30,588,253
Planet Fitness, Inc. - Class A(a)	871,055	57,036,681
Texas Roadhouse, Inc.	762,970	75,495,881

		231,761,307

Household Durables – 1.9%
Lovesac Co. (The)(a) (b)	893,579	21,749,713
Skyline Champion Corp.(a)	951,706	55,398,806

		77,148,519

Multiline Retail – 1.4%
Driven Brands Holdings, Inc.(a)	1,741,475	55,692,371

Specialty Retail – 3.7%
Five Below, Inc.(a)	207,537	30,373,040
Floor & Decor Holdings, Inc. - Class A(a)	362,779	26,617,095
Lithia Motors, Inc.	184,673	36,592,955
National Vision Holdings, Inc.(a) (b)	1,443,453	53,465,499

		147,048,589

		589,752,940

Energy – 9.1%
Energy Equipment & Services – 3.9%
ChampionX Corp.	2,971,294	85,038,434
Helmerich & Payne, Inc.	1,275,760	63,162,878
TechnipFMC PLC(a)	763,290	8,083,241

		156,284,553

Oil, Gas & Consumable Fuels – 5.2%
DTE Midstream LLC(a)	741,340	44,257,998
Magnolia Oil & Gas Corp. - Class A	3,012,284	77,355,453
Matador Resources Co.	1,334,953	88,707,627

		210,321,078

		366,605,631

Company	Shares	U.S. $ Value

Financials – 9.0%
Banks – 1.4%
First Financial Bankshares, Inc.	1,531,573	$58,950,245

Capital Markets – 4.4%
Houlihan Lokey, Inc.	656,176	58,609,640
P10, Inc. - Class A	1,742,996	18,109,729
StepStone Group, Inc. - Class A	1,794,717	52,980,046
Stifel Financial Corp.	756,844	46,825,938

		76,525,353

Insurance – 3.2%
Palomar Holdings, Inc.(a)	489,570	43,552,147
Ryan Specialty Holdings, Inc.(a) (b)	1,246,033	55,884,580
Trupanion, Inc.(a) (b)	557,261	28,124,963

		127,561,690

		363,037,288

Consumer Staples – 3.4%
Food & Staples Retailing – 2.9%
Chefs’ Warehouse, Inc. (The)(a) (b)	1,684,571	61,705,836
Grocery Outlet Holding Corp.(a)	1,554,490	53,738,719

		115,444,555

Food Products – 0.5%
Vital Farms, Inc.(a) (b)	1,421,034	18,814,490

		134,259,045

Materials – 0.9%
Chemicals – 0.9%
Element Solutions, Inc.	2,092,836	35,996,779

Total Common Stocks (cost $3,935,876,355)		3,779,075,462

INVESTMENT COMPANIES – 1.4%
Funds and Investment Trusts – 1.4%
iShares Russell 2000 Growth ETF(b) (c) (cost $53,353,211)	242,939	54,967,378

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.67%(c) (d) (e) (cost $176,934,569)	176,934,569	176,934,569

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $4,166,164,135)		4,010,977,409

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.67%(c) (d) (e) (cost $38,611,368)	38,611,368	$38,611,368

Total Investments – 100.9% (cost $4,204,775,503)(f)		4,049,588,777
Other assets less liabilities – (0.9)%		(34,983,087)

Net Assets – 100.0%		$4,014,605,690

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of October 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $437,464,398 and gross unrealized depreciation of investments was $(592,651,124), resulting in net unrealized depreciation of $(155,186,726).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

October 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,779,075,462	$—	$—	$3,779,075,462
Investment Companies	54,967,378	—	—	54,967,378
Short-Term Investments	176,934,569	—	—	176,934,569
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	38,611,368	—	—	38,611,368

Total Investments in Securities	4,049,588,777	—	—	4,049,588,777
Other Financial Instruments(b)	—	—	—	—

Total	$4,049,588,777	$—	$—	$4,049,588,777

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2022 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$148,375	$314,748	$286,188	$176,935	$644
Government Money Market Portfolio*	83,269	216,558	261,216	38,611	0
Total	$231,644	$531,306	$547,404	$215,546	$644

*	Investments of cash collateral for securities lending transactions